Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
Prospectus Date	rr_ProspectusDate	May 01, 2019
First Trust Natural Gas ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Natural Gas ETF (the "Fund"), formerly First Trust ISE-Revere Natural Gas Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-Revere Natural Gas™ Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees <br />(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses <br />(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The example assumes that the Fund's investment advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts and master limited partnership ("MLP") units that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is developed and owned by the International Securities Exchange, LLC (the "Index Provider"), and is calculated and maintained by Nasdaq.

The Index is designed to track the performance of mid and large capitalization companies that derive a substantial portion of their revenues from midstream activities and/or the exploration and production of natural gas. To be eligible for inclusion in the Index, a security must be listed on a qualifying U.S. securities exchange and be issued by a company involved in the exploration and production of crude oil and natural gas, according to FactSet Fundamentals, where its natural gas proved reserves accounts for 40% or greater of its total proved reserves. Natural gas shall be converted to Barrels of Oil Equivalent ("BOE") using the industry standard conversion of 1 BOE equals 6,000 cubic feet. In addition, eligible securities must have a market capitalization of at least $500 million, a three-month average daily trading volume of at least $1 million, a minimum free float of 20% and a share price greater than $5. Securities meeting the eligibility criteria are then divided into two groups: securities issued by MLPs and securities issued by non-MLPs. Each group of securities is then ranked by market capitalization. All eligible non-MLP securities and the ten largest MLP securities are chosen for inclusion in the Index.

The Index uses a linear-based capitalization-weighted methodology for both groups of constituents that initially ranks the securities based on market capitalization and average daily trading volume, and then adjusts the combined rankings of each security by a factor relating to its market capitalization. The resulting linear weight distribution prevents a few large component stocks from dominating the Index while allowing smaller companies to adequately influence Index performance. The Index allocates 15% of its weight to securities issued by MLPs and 85% of its weight to securities issued by non-MLPs.

The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index's quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2019, the Index was composed of 32 securities and the Fund had significant investments in energy companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund's shares may trade at a premium or discount to the Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EMERGING MARKETS RISK. Investments in securities issued by companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ENERGY COMPANIES RISK. The success of energy companies may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, among other things, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.

EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund's shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund's shares.

INDEX PROVIDER RISK. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the Fund and its shareholders.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission ("FERC") changed its long-standing tax allowance policy which no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP's business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

MLP TAX RISK. The Fund's ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund's investment. The classification of an MLP as a corporation for U. S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP's current or accumulated earnings and profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund's adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

NATURAL GAS COMPANIES RISK. One of natural gas companies' primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major natural gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or natural gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. After years of booming production, natural gas firms have recently begun scaling back after record low prices and huge surpluses. Weather is another risk that may affect natural gas companies. Mild weather contributes to a scaled back demand for natural gas and declining stock prices for natural gas companies. Additionally, natural gas companies are sensitive to increased interest rates because of the capital intensive nature of their business.

Furthermore, there are additional risks and hazards that are inherent to natural gas companies that may cause the price of natural gas to widely fluctuate. The exploration for, and production of, natural gas is an uncertain process with many risks. The cost of drilling, completing and operating wells for natural gas is often uncertain, and a number of factors can delay or prevent drilling operations or production, including:

  unexpected drilling conditions;
  pressure or irregularities in formations;
  equipment failures or repairs;
  fires or other accidents;
  adverse weather conditions;
  pipeline ruptures or spills; and
  shortages or delays in the availability of drilling rigs and the delivery of equipment.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than expected.

PREMIUM/DISCOUNT RISK. The market price of the Fund's shares will generally fluctuate in accordance with changes in the Fund's net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared to those of the Index, a broad-based market index and a market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Bar Chart [Heading]	rr_BarChartHeading	First Trust Natural Gas ETF<br />Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:
Best Quarter		Worst Quarter
30.82%	September 30, 2009	-40.14%	September 30, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

First Trust Natural Gas ETF | First Trust Natural Gas ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	348
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 784
2009	rr_AnnualReturn2009	49.21%
2010	rr_AnnualReturn2010	12.22%
2011	rr_AnnualReturn2011	(6.85%)
2012	rr_AnnualReturn2012	(13.51%)
2013	rr_AnnualReturn2013	25.13%
2014	rr_AnnualReturn2014	(42.02%)
2015	rr_AnnualReturn2015	(59.10%)
2016	rr_AnnualReturn2016	19.48%
2017	rr_AnnualReturn2017	(11.53%)
2018	rr_AnnualReturn2018	(34.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.14%)
1 Year	rr_AverageAnnualReturnYear01	(34.77%)
5 Years	rr_AverageAnnualReturnYear05	(30.38%)
10 Years	rr_AverageAnnualReturnYear10	(12.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Natural Gas ETF | After tax on distributions | First Trust Natural Gas ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(35.04%)
5 Years	rr_AverageAnnualReturnYear05	(30.88%)
10 Years	rr_AverageAnnualReturnYear10	(12.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.69%)
First Trust Natural Gas ETF | After tax on distributions and sale of fund shares | First Trust Natural Gas ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.51%)
5 Years	rr_AverageAnnualReturnYear05	(18.38%)
10 Years	rr_AverageAnnualReturnYear10	(7.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.28%)
First Trust Natural Gas ETF | ISE-Revere Natural Gas(TM) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(34.54%)
5 Years	rr_AverageAnnualReturnYear05	(30.40%)
10 Years	rr_AverageAnnualReturnYear10	(11.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.02%)
First Trust Natural Gas ETF | S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.31%)
5 Years	rr_AverageAnnualReturnYear05	(6.56%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
First Trust Natural Gas ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%

[1]	Expenses have been restated to reflect the current fiscal year.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.60% of its average daily net assets per year (the "Expense Cap") at least through April 30, 2020. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund's investment advisor only after April 30, 2020 upon 60 days' written notice.